Segments - Segment Data (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	$ 17,446	$ 17,559	$ 7,570	$ 35,005	$ 22,629
Revenues inter-segment	0	0	0	0	0
Net income/(loss) from equity accounted investments	16	30	33	47	104	$ 53
Total revenues and other income	17,462	17,589	7,603	35,052	22,733	45,818
Purchases (net of inventory variation)	(7,399)	(7,166)	(2,750)	(14,565)	(10,146)	(20,986)
Operating, selling, general and administrative expenses	(2,329)	(2,160)	(2,411)	(4,489)	(5,014)
Depreciation, amortisation and net impairment losses	(2,111)	(2,797)	(2,522)	(4,908)	(6,959)	(15,235)
Exploration expenses	(326)	(247)	(393)	(572)	(1,028)	(3,483)
Total operating expenses	(12,164)	(12,369)	(8,075)	(24,534)	(23,147)	(49,241)
Net operating income/(loss)	5,298	5,220	(472)	10,518	(414)	(3,423)
Additions to PP&E, intangibles and equity accounted investments	2,243	2,014	2,307	4,257	4,922
Balance sheet information [abstract]
Equity accounted investments	2,377	2,374	1,599	2,377	1,599	2,262
Noncurrent Assets	87,882	86,272	86,711	87,882	86,711	$ 89,786
Segments [member]
Balance sheet information [abstract]
Noncurrent Assets	72,202		74,259	72,202	74,259
Segments [member] | E&P Norway [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	42	28	10	70	17
Revenues inter-segment	6,167	5,755	1,649	11,923	5,179
Net income/(loss) from equity accounted investments	0	0	0	0	0
Total revenues and other income	6,210	5,783	1,659	11,992	5,196
Purchases (net of inventory variation)	0	0	0	0	0
Operating, selling, general and administrative expenses	(828)	(794)	(706)	(1,622)	(1,341)
Depreciation, amortisation and net impairment losses	(908)	(1,570)	(992)	(2,478)	(2,833)
Exploration expenses	(55)	(70)	(65)	(125)	(160)
Total operating expenses	(1,792)	(2,433)	(1,762)	(4,225)	(4,333)
Net operating income/(loss)	4,418	3,350	(104)	7,767	863
Additions to PP&E, intangibles and equity accounted investments	1,368	1,308	1,118	2,676	2,407
Balance sheet information [abstract]
Equity accounted investments	3		2	3	2
Noncurrent Assets	35,530		30,547	35,530	30,547
Segments [member] | E&P International [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	287	221	52	508	218
Revenues inter-segment	1,170	805	515	1,975	1,680
Net income/(loss) from equity accounted investments	19	23	(11)	42	5
Total revenues and other income	1,475	1,049	555	2,525	1,903
Purchases (net of inventory variation)	14	(29)	(26)	(15)	(68)
Operating, selling, general and administrative expenses	(439)	(252)	(281)	(691)	(779)
Depreciation, amortisation and net impairment losses	(228)	(400)	(509)	(627)	(1,380)
Exploration expenses	(231)	(107)	(288)	(338)	(536)
Total operating expenses	(884)	(788)	(1,103)	(1,672)	(2,763)
Net operating income/(loss)	591	261	(548)	853	(860)
Additions to PP&E, intangibles and equity accounted investments	429	396	484	825	1,225
Balance sheet information [abstract]
Equity accounted investments	1,181		563	1,181	563
Noncurrent Assets	17,481		19,715	17,481	19,715
Segments [member] | E&P USA [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	101	121	67	222	208
Revenues inter-segment	867	872	408	1,739	1,152
Net income/(loss) from equity accounted investments	0	0	0	0	0
Total revenues and other income	968	993	475	1,961	1,360
Purchases (net of inventory variation)	0	0	0	0	0
Operating, selling, general and administrative expenses	(287)	(335)	(293)	(622)	(664)
Depreciation, amortisation and net impairment losses	(438)	(436)	(475)	(873)	(1,711)
Exploration expenses	(39)	(70)	(40)	(109)	(332)
Total operating expenses	(764)	(841)	(808)	(1,605)	(2,707)
Net operating income/(loss)	204	152	(332)	356	(1,347)
Additions to PP&E, intangibles and equity accounted investments	180	157	268	337	694
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Noncurrent Assets	11,811		15,557	11,811	15,557
Segments [member] | MMP [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	16,892	15,697	7,392	32,589	22,087
Revenues inter-segment	82	84	88	166	184
Net income/(loss) from equity accounted investments	7	8	7	15	18
Total revenues and other income	16,981	15,789	7,486	32,770	22,289
Purchases (net of inventory variation)	(15,448)	(14,176)	(5,127)	(29,625)	(18,627)
Operating, selling, general and administrative expenses	(1,097)	(1,069)	(1,423)	(2,166)	(2,767)
Depreciation, amortisation and net impairment losses	(284)	(152)	(326)	(436)	(607)
Exploration expenses	0	0	0	0	0
Total operating expenses	(16,829)	(15,397)	(6,877)	(32,226)	(22,001)
Net operating income/(loss)	152	392	610	544	288
Additions to PP&E, intangibles and equity accounted investments	59	38	51	97	107
Balance sheet information [abstract]
Equity accounted investments	96		87	96	87
Noncurrent Assets	3,572		4,350	3,572	4,350
Segments [member] | REN (member)
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	7	1,382	0	1,389	0
Revenues inter-segment	0	0	0	0	0
Net income/(loss) from equity accounted investments	(6)	(1)	38	(6)	82
Total revenues and other income	2	1,381	38	1,383	82
Purchases (net of inventory variation)	0	0	0	0	0
Operating, selling, general and administrative expenses	(32)	(40)	(38)	(72)	(71)
Depreciation, amortisation and net impairment losses	(1)	0	0	(1)	0
Exploration expenses	0	0	0	0	0
Total operating expenses	(33)	(40)	(38)	(73)	72
Net operating income/(loss)	(31)	1,341	0	1,310	11
Additions to PP&E, intangibles and equity accounted investments	156	128	4	284	5
Balance sheet information [abstract]
Equity accounted investments	1,067		925	1,067	925
Noncurrent Assets	141		189	141	189
Segments [member] | Other [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	117	111	50	227	99
Revenues inter-segment	1	1	1	2	1
Net income/(loss) from equity accounted investments	(4)	0	0	(4)	0
Total revenues and other income	114	111	50	225	100
Purchases (net of inventory variation)	0	0	0	(1)	0
Operating, selling, general and administrative expenses	57	54	163	110	255
Depreciation, amortisation and net impairment losses	(252)	(240)	(220)	(492)	(429)
Exploration expenses	0	0	0	0	0
Total operating expenses	(195)	(187)	(56)	(383)	(174)
Net operating income/(loss)	(82)	(76)	(6)	(157)	(74)
Additions to PP&E, intangibles and equity accounted investments	52	(13)	382	38	484
Balance sheet information [abstract]
Equity accounted investments	32		20	32	20
Noncurrent Assets	3,668		3,901	3,668	3,901
Unallocated amounts [member]
Balance sheet information [abstract]
Noncurrent Assets	13,303		10,853	13,303	10,853
Eliminations [member]
Disclosure of operating segments [line items]
Revenues third party, other revenue and other income	0	0	0	0	0
Revenues inter-segment	(8,287)	(7,517)	(2,661)	(15,804)	(8,197)
Net income/(loss) from equity accounted investments	0	0	0	0	0
Total revenues and other income	(8,287)	(7,517)	(2,661)	(15,804)	(8,197)
Purchases (net of inventory variation)	8,035	7,040	2,403	15,076	8,549
Operating, selling, general and administrative expenses	298	277	166	574	353
Depreciation, amortisation and net impairment losses	0	0	0	0	0
Exploration expenses	0	0	0	0	0
Total operating expenses	8,333	7,317	2,569	15,650	8,902
Net operating income/(loss)	46	(200)	(92)	(154)	705
Additions to PP&E, intangibles and equity accounted investments	0	$ 0	0	0	0
Balance sheet information [abstract]
Equity accounted investments	0		0	0	0
Noncurrent Assets	$ 0		$ 0	$ 0	0
Eliminations [member] | E&P Norway [member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments					2,407
Eliminations [member] | E&P International [member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments					1,225
Eliminations [member] | E&P USA [member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments					694
Eliminations [member] | MMP [member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments					107
Eliminations [member] | REN (member)
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments					5
Eliminations [member] | Other [member]
Disclosure of operating segments [line items]
Additions to PP&E, intangibles and equity accounted investments					$ 484